Quarterly Holdings Report
for

Fidelity® Large Cap Growth Enhanced Index Fund

November 30, 2020

GEI-QTLY-0121
1.859523.113

Schedule of Investments November 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.9%
	Shares	Value
COMMUNICATION SERVICES - 10.7%
Entertainment - 1.7%
Cinemark Holdings, Inc. (a)	106,000	$1,637,700
Electronic Arts, Inc.	6,645	848,899
Netflix, Inc. (b)	43,685	21,436,230
		23,922,829
Interactive Media & Services - 9.0%
Alphabet, Inc.:
Class A (b)	21,175	37,149,420
Class C (b)	17,761	31,272,503
Facebook, Inc. Class A (b)	203,931	56,482,769
Zillow Group, Inc. Class C (a)(b)	14,800	1,595,588
		126,500,280

TOTAL COMMUNICATION SERVICES		150,423,109

CONSUMER DISCRETIONARY - 17.3%
Auto Components - 0.4%
Gentex Corp.	191,281	6,235,761
Automobiles - 2.0%
Harley-Davidson, Inc.	103,093	4,153,617
Tesla, Inc. (b)	41,962	23,817,631
		27,971,248
Diversified Consumer Services - 0.0%
H&R Block, Inc.	36,382	683,982
Hotels, Restaurants & Leisure - 1.7%
Caesars Entertainment, Inc. (b)	39,938	2,720,577
Carnival Corp.	265,921	5,313,102
Hilton Worldwide Holdings, Inc.	43,089	4,465,313
MGM Mirage, Inc.	23,581	666,163
Scientific Games Corp. Class A (b)	54,361	2,026,578
Vail Resorts, Inc.	21,120	5,825,741
Wyndham Destinations, Inc.	75,896	3,192,186
		24,209,660
Household Durables - 1.3%
D.R. Horton, Inc.	44,659	3,327,096
M.D.C. Holdings, Inc.	35,045	1,691,622
NVR, Inc. (b)	1,718	6,867,155
PulteGroup, Inc.	122,765	5,356,237
Whirlpool Corp.	5,449	1,060,430
		18,302,540
Internet & Direct Marketing Retail - 8.2%
Amazon.com, Inc. (b)	33,197	105,169,424
Etsy, Inc. (b)	6,747	1,084,243
The Booking Holdings, Inc. (b)	4,157	8,432,267
		114,685,934
Leisure Products - 0.2%
Polaris, Inc.	24,111	2,314,656
Multiline Retail - 0.1%
Target Corp.	6,729	1,208,057
Specialty Retail - 2.5%
Best Buy Co., Inc.	18,727	2,037,498
L Brands, Inc.	37,837	1,468,454
Lowe's Companies, Inc.	102,587	15,985,106
O'Reilly Automotive, Inc. (b)	2,823	1,249,008
The Home Depot, Inc.	49,964	13,860,513
		34,600,579
Textiles, Apparel & Luxury Goods - 0.9%
Carter's, Inc.	1,382	122,984
Deckers Outdoor Corp. (b)	27,968	7,120,373
NIKE, Inc. Class B	46,400	6,250,080
		13,493,437

TOTAL CONSUMER DISCRETIONARY		243,705,854

CONSUMER STAPLES - 3.6%
Beverages - 2.0%
Monster Beverage Corp. (b)	80,654	6,837,846
PepsiCo, Inc.	32,773	4,726,850
The Coca-Cola Co.	313,839	16,194,092
		27,758,788
Food & Staples Retailing - 0.8%
Costco Wholesale Corp.	11,751	4,603,689
Sprouts Farmers Market LLC (b)	130,079	2,753,772
Walmart, Inc.	22,820	3,486,668
		10,844,129
Household Products - 0.8%
Procter & Gamble Co.	85,548	11,880,051

TOTAL CONSUMER STAPLES		50,482,968

ENERGY - 0.6%
Oil, Gas & Consumable Fuels - 0.6%
Cabot Oil & Gas Corp.	40,130	703,078
EOG Resources, Inc.	167,595	7,856,854
		8,559,932
FINANCIALS - 1.2%
Capital Markets - 0.4%
Artisan Partners Asset Management, Inc.	50,331	2,264,895
LPL Financial	34,005	3,086,634
		5,351,529
Consumer Finance - 0.1%
Green Dot Corp. Class A (b)	23,443	1,255,607
SLM Corp.	69,439	736,748
		1,992,355
Insurance - 0.7%
Primerica, Inc.	19,116	2,490,241
Progressive Corp.	79,942	6,963,748
		9,453,989

TOTAL FINANCIALS		16,797,873

HEALTH CARE - 12.9%
Biotechnology - 3.6%
AbbVie, Inc.	190,289	19,900,424
Alnylam Pharmaceuticals, Inc. (b)	3,908	507,688
Amgen, Inc.	68,490	15,207,520
Biogen, Inc. (b)	22,493	5,402,144
Incyte Corp. (b)	5,571	470,972
Moderna, Inc. (b)	3,811	582,092
Novavax, Inc. (b)	7,825	1,091,588
Regeneron Pharmaceuticals, Inc. (b)	356	183,707
Vertex Pharmaceuticals, Inc. (b)	29,321	6,677,858
		50,023,993
Health Care Equipment & Supplies - 2.5%
Abbott Laboratories	60,400	6,536,488
Danaher Corp.	20,873	4,688,702
DexCom, Inc. (b)	1,336	427,092
Edwards Lifesciences Corp. (b)	91,205	7,651,187
Hill-Rom Holdings, Inc.	15,141	1,436,275
Hologic, Inc. (b)	116,385	8,045,695
Novocure Ltd. (b)	31,895	4,007,607
Quidel Corp. (b)	14,837	2,893,957
		35,687,003
Health Care Providers & Services - 2.5%
Amedisys, Inc. (b)	8,457	2,070,189
Anthem, Inc.	26,841	8,361,508
DaVita HealthCare Partners, Inc. (b)	26,733	2,936,620
Guardant Health, Inc. (b)	654	79,212
Humana, Inc.	19,556	7,832,569
Select Medical Holdings Corp. (b)	6,909	166,507
UnitedHealth Group, Inc.	41,667	14,014,279
		35,460,884
Health Care Technology - 1.0%
Cerner Corp.	54,838	4,104,076
Veeva Systems, Inc. Class A (b)	37,763	10,455,442
		14,559,518
Life Sciences Tools & Services - 0.3%
Illumina, Inc. (b)	1,998	643,536
Pacific Biosciences of California, Inc. (b)	27,223	430,396
PRA Health Sciences, Inc. (b)	9,576	1,074,427
Thermo Fisher Scientific, Inc.	3,456	1,606,971
		3,755,330
Pharmaceuticals - 3.0%
Bristol-Myers Squibb Co.	177,313	11,064,331
Bristol-Myers Squibb Co. rights (b)	40,449	47,730
Eli Lilly & Co.	18,740	2,729,481
Johnson & Johnson	51,801	7,494,569
Merck & Co., Inc.	251,475	20,216,075
		41,552,186

TOTAL HEALTH CARE		181,038,914

INDUSTRIALS - 4.5%
Aerospace & Defense - 0.3%
Curtiss-Wright Corp.	6,950	801,057
Lockheed Martin Corp.	1,292	471,580
Moog, Inc. Class A	15,943	1,233,350
Parsons Corp. (b)	36,884	1,206,107
		3,712,094
Airlines - 0.4%
Southwest Airlines Co.	117,984	5,467,379
Building Products - 0.8%
Carrier Global Corp.	38,655	1,471,596
Simpson Manufacturing Co. Ltd.	74,339	6,831,754
UFP Industries, Inc.	65,245	3,500,394
		11,803,744
Commercial Services & Supplies - 0.2%
UniFirst Corp.	11,274	2,084,337
Construction & Engineering - 0.3%
EMCOR Group, Inc.	39,533	3,406,954
Quanta Services, Inc.	3,262	222,925
		3,629,879
Machinery - 1.2%
Allison Transmission Holdings, Inc.	45,442	1,865,394
Caterpillar, Inc.	39,371	6,834,412
Cummins, Inc.	32,673	7,553,017
Deere & Co.	3,268	854,974
Franklin Electric Co., Inc.	5,878	397,294
		17,505,091
Road & Rail - 0.9%
CSX Corp.	83,189	7,491,169
Werner Enterprises, Inc.	130,080	5,201,899
		12,693,068
Trading Companies & Distributors - 0.4%
W.W. Grainger, Inc.	13,849	5,793,037

TOTAL INDUSTRIALS		62,688,629

INFORMATION TECHNOLOGY - 44.6%
Electronic Equipment & Components - 0.3%
National Instruments Corp.	110,753	4,145,485
IT Services - 7.1%
Accenture PLC Class A	20,490	5,103,854
Amdocs Ltd.	66,306	4,363,598
CACI International, Inc. Class A (b)	670	158,984
Euronet Worldwide, Inc. (b)	14,234	1,913,619
Genpact Ltd.	43,851	1,782,543
Global Payments, Inc.	16,410	3,203,068
GoDaddy, Inc. (b)	35,620	2,833,215
MasterCard, Inc. Class A	51,267	17,251,858
Okta, Inc. (b)	4,517	1,106,846
PayPal Holdings, Inc. (b)	105,255	22,537,201
Square, Inc. (b)	69,689	14,701,591
VeriSign, Inc. (b)	20,091	4,032,666
Visa, Inc. Class A	99,203	20,867,351
		99,856,394
Semiconductors & Semiconductor Equipment - 7.2%
Advanced Micro Devices, Inc. (b)	3,704	343,213
Applied Materials, Inc.	174,071	14,357,376
Broadcom, Inc.	21,342	8,570,520
Cirrus Logic, Inc. (b)	12,107	969,771
Lam Research Corp.	22,905	10,368,177
NVIDIA Corp.	59,667	31,985,092
Qorvo, Inc. (b)	2,433	381,202
Qualcomm, Inc.	141,199	20,780,257
Texas Instruments, Inc.	72,336	11,664,180
Xilinx, Inc.	8,678	1,263,083
		100,682,871
Software - 19.1%
Adobe, Inc. (b)	52,852	25,288,096
Atlassian Corp. PLC (b)	11,757	2,645,913
Box, Inc. Class A (b)	176,021	3,289,832
Cadence Design Systems, Inc. (b)	78,944	9,181,187
Cloudera, Inc. (a)(b)	55,294	645,834
Coupa Software, Inc. (b)	1,936	636,770
Crowdstrike Holdings, Inc. (b)	17,976	2,755,361
Datadog, Inc. Class A (b)	16,270	1,609,428
DocuSign, Inc. (b)	10,938	2,492,551
Dropbox, Inc. Class A (b)	256,590	5,124,102
Fortinet, Inc. (b)	44,192	5,445,780
Intuit, Inc.	40,491	14,253,642
Microsoft Corp.	559,143	119,695,742
Nuance Communications, Inc. (b)	100,920	4,352,680
Oracle Corp.	13,934	804,270
Proofpoint, Inc. (b)	24,173	2,501,664
Qualys, Inc. (a)(b)	17,190	1,633,222
Salesforce.com, Inc. (b)	91,866	22,580,663
ServiceNow, Inc. (b)	30,172	16,128,443
Slack Technologies, Inc. Class A (a)(b)	121,797	5,222,655
Teradata Corp. (a)(b)	40,406	886,104
The Trade Desk, Inc. (b)	2,179	1,963,432
Workday, Inc. Class A (b)	47,689	10,720,010
Workiva, Inc. (b)	7,092	531,829
Zoom Video Communications, Inc. Class A (b)	16,985	8,124,945
Zscaler, Inc. (b)	308	47,971
		268,562,126
Technology Hardware, Storage & Peripherals - 10.9%
Apple, Inc.	1,284,604	152,932,104

TOTAL INFORMATION TECHNOLOGY		626,178,980

MATERIALS - 1.7%
Chemicals - 0.3%
Balchem Corp.	9,714	1,007,245
NewMarket Corp.	7,969	2,946,617
		3,953,862
Construction Materials - 0.4%
Vulcan Materials Co.	46,884	6,547,351
Metals & Mining - 1.0%
Hecla Mining Co.	463,180	2,214,000
Newmont Corp.	91,591	5,387,383
Novagold Resources, Inc. (b)	50,933	509,840
Royal Gold, Inc.	52,507	5,800,448
		13,911,671

TOTAL MATERIALS		24,412,884

REAL ESTATE - 1.7%
Equity Real Estate Investment Trusts (REITs) - 1.7%
American Tower Corp.	58,566	13,540,459
Park Hotels & Resorts, Inc.	306,963	5,009,636
Potlatch Corp.	21,519	1,001,494
Public Storage	1,817	407,844
SBA Communications Corp. Class A	13,359	3,836,438
		23,795,871
UTILITIES - 0.1%
Electric Utilities - 0.1%
NRG Energy, Inc.	50,000	1,637,500
TOTAL COMMON STOCKS
(Cost $734,964,394)		1,389,722,514

Money Market Funds - 1.8%
Fidelity Cash Central Fund 0.09% (c)	13,955,806	13,958,598
Fidelity Securities Lending Cash Central Fund 0.09% (c)(d)	11,505,274	11,506,425
TOTAL MONEY MARKET FUNDS
(Cost $25,465,023)		25,465,023
TOTAL INVESTMENT IN SECURITIES - 100.7%
(Cost $760,429,417)		1,415,187,537
NET OTHER ASSETS (LIABILITIES) - (0.7)%(e)		(10,308,445)
NET ASSETS - 100%		$1,404,879,092

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	38	Dec. 2020	$6,884,080	$564,284	$564,284

The notional amount of futures purchased as a percentage of Net Assets is 0.5%

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

 (e) Includes $456,000 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$2,341
Fidelity Securities Lending Cash Central Fund	2,776
Total	$5,117

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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